INCOME TAX (BENEFIT)/EXPENSE (Schedule of Loss/Profit before income tax) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
IfrsStatementLineItems [Line Items]
Total (loss)/profit before income tax for the year	$ (8,313)	¥ (52,836)	¥ 24,179	¥ (49,302)
Country of domicile [member]
IfrsStatementLineItems [Line Items]
Total (loss)/profit before income tax for the year	(734)	(4,669)	(1,214)	(45,335)
VIRGIN ISLANDS, BRITISH
IfrsStatementLineItems [Line Items]
Total (loss)/profit before income tax for the year	(7,569)	(48,106)	25,442	(3,824)
HONG KONG
IfrsStatementLineItems [Line Items]
Total (loss)/profit before income tax for the year	$ (10)	¥ (61)	¥ (49)	¥ (143)